Notes Related to the Consolidated Statement of Income (Loss) - Summary of Assumptions Used to Determine Fair Value of Plans Allocated (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2018
BSPCE plan [Member] | Grant in May 2016 [Member]
Disclosure of detailed information of operating income [line items]
Number of warrants	5,000
Exercise price	€ 24.75
Price of the underlying share	€ 24.75
Expected dividends	0.00%
Fair value of the plan	€ 636,000
BSPCE plan [Member] | Grant in May 2016 [Member] | Bottom of range [member]
Disclosure of detailed information of operating income [line items]
Risk free interest rate	(0.18%)
Volatility	21.25%
Expected term	5 years
BSPCE plan [Member] | Grant in May 2016 [Member] | Top of range [member]
Disclosure of detailed information of operating income [line items]
Risk free interest rate	(0.11%)
Volatility	22.27%
Expected term	5 years 6 months 3 days
BSA plan [Member] | Grant In October 2016 [Member]
Disclosure of detailed information of operating income [line items]
Number of warrants		45,000
Exercise price		€ 18.52
Price of the underlying share		€ 18.52
Expected dividends		0.00%
Volatility		45.00%
Expected term		3 years
Fair value of the plan		€ 198,000
Attrition rate		0.00%
Repo margin		5.00%
BSA plan [Member] | Grant In January 2017 [Member]
Disclosure of detailed information of operating income [line items]
Number of warrants		15,000
Exercise price		€ 13.46
Price of the underlying share		€ 15.51
Expected dividends		0.00%
Volatility		48.00%
Expected term		3 years
Fair value of the plan		€ 58,000
Attrition rate		0.00%
Repo margin		5.00%
BSA plan [Member] | Grant In June 2017 [Member]
Disclosure of detailed information of operating income [line items]
Number of warrants		55,000
Exercise price		€ 26.47
Price of the underlying share		€ 28.25
Expected dividends		0.00%
Volatility		48.00%
Expected term		3 years
Fair value of the plan		€ 394,000
Attrition rate		0.00%
Repo margin		5.00%
BSA plan [Member] | Grant In January 2018 [Member]
Disclosure of detailed information of operating income [line items]
Number of warrants		40,500
Exercise price		€ 18.00
Price of the underlying share		€ 18.00
Fair value of the plan		€ 300,000
Attrition rate		0.00%
BSA plan [Member] | Grant In January 2018 [Member] | Tranche One
Disclosure of detailed information of operating income [line items]
Expected term		5 years 6 months
BSA plan [Member] | Grant In January 2018 [Member] | Tranche Two [Member]
Disclosure of detailed information of operating income [line items]
Expected term		6 years
BSA plan [Member] | Grant In January 2018 [Member] | Tranche Three [Member]
Disclosure of detailed information of operating income [line items]
Expected term		6 years 6 months